Debt - 7.5% Notes Redemption (Details) - Long-term Debt [Member] - Senior secured notes due June 01, 2021 [Member]	5 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2016
Debt Instrument, Redemption [Line Items]
Redemptions rights after control change, percentage		101.00%
Prior to June 1, 2016 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage	100.00%
2017 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		103.75%
2018 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		101.875%
2019 and thereafter [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.00%